UNITED STATES

               SECURITIES AND EXCHANGE COMMISSION

                     Washington, D.C. 20549

                            FORM 13F

                       FORM 13F COVER PAGE

Report for the Calendar Year or Quarterly Ended: December 31, 2008 Check here is Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing This Report:

Name:     Tanglewood Wealth Management, Inc.
Address:  1400 Post Oak Lane, Suite 550
          Houston, Texas 77056

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing This Report on Behalf of Reporting Manager:

Name:   Tanglewood Wealth Management, Inc.
Title:  Sr. Vice President
Phone:  713-840-8880
Signature, Place and Date of Signing:

      Keith Fenstad, Houston, TX    February 3, 2009



Report Type (Check only one):

[X]    13F HOLDINGS REPORT.

[ ]    13F NOTICE.

[ ]    13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                       FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     7

Form 13F Information Table Value Total: 99512


List of Other Included Managers:

No.      13F File Number         Name
01       N/A                     N/A

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                                                           FORM 13F INFORMATION TABLE
                                                            Value     Shares/  Sh/   Put/   Invstmt Other    Voting Authority
Name of Issuer               Title of Class   CUSIP        (x$1000)   Prn Amt  Prn   Call   Dscretn Managers  Sole   Shared   None
---------                     -------------- --------     -------    -------  ---   ----   ------- ----------------------------
Vanguard Div Appreciation ETF      VIG         921908844     28212      702858                SOLE            702858
iShares MSCI EAFE Index ETF        EFA         464287465     26371      587870                SOLE            587870
Vanguard Total Stock Market ETF    VTI         922908769     26140      584279                SOLE            584279
Vanguard REIT ETF                  VNQ         922908553      6837      187577                SOLE            187577
iShares Lehman 3-7Treasury BondETF IEI         464288661      5936       51368                SOLE             51368
Vanguard Emerging Market ETF       VWO         922042858      5553      235623                SOLE            235623
Murphy Oil Corp Hldg               MUR         626717102       463       10459                SOLE                           10459
